INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE K - INCOME TAXES

The components of income tax expense are as follows:

	Years Ended December 31,
	2015	2014
Current:
Federal	$2,484,372	$1,757,098
State	473,037	347,382
Deferred	255,638	331,399
	$3,213,047	$2,435,879

The Company's income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2015		2014
	Amount	%	Amount	%

Income taxes at statutory rate	$4,083,995	34%	$3,076,856	34%
Tax-exempt income	(831,141)	(7)%	(863,204)	(10)%
Nondeductible expenses	161,176	1%	238,638	3%
State income tax, net of federal tax effect	307,951	3%	215,803	2%
Tax credits	(295,800)	(2)%	(337,716)	(4)%
Other, net	(213,134)	(2)%	105,502	2%
	$3,213,047	27%	$2,435,879	27%

The components of deferred income taxes included in the consolidated financial statements were as follows:

	December 31,
	2015	2014
Deferred tax assets:
Allowance for loan losses	$2,516,669	$2,273,435
Net operating loss carryover	2,426,903	2,615,552
Other real estate	275,530	357,873
Other	1,194,345	1,200,419
	6,413,447	6,447,279
Deferred tax liabilities:
Securities accretion	(112,050)	(124,942)
Premises and equipment	(554,103)	(443,080)
Unrealized gain on available-for-sale securities	(560,791)	(932,473)
Core deposit intangible	(149,109)	(238,562)
Goodwill	(929,316)	(716,188)
	(2,305,369)	(2,455,245)
Net deferred tax asset, included in other assets	$4,108,078	$3,992,034

With the acquisition of Wiggins in 2006, Baldwin in 2013, and Bay in 2014, the Company assumed federal tax net operating loss carryovers. These net operating losses are available to the Company through the years 2023, 2033, and 2034, respectively.

The Company follows the guidance of ASC Topic 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2015, the Company had no uncertain tax positions that it believes should be recognized in the financial statements. The tax years still subject to examination by taxing authorities are years subsequent to 2011.